SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2018 USD ($) $ / ¥	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Year-end RMB: US$ exchange rate | $ / ¥			6.5782		6.9701	6.8785
Average yearly RMB: US$ exchange rate			6.9338	6.9338	6.8870	6.6200
Research and development costs			$ 4,965,745		$ 4,414,219	$ 3,345,097
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested			$ 88,116,913
VAT rate			13.00%	13.00%
General Reserve Contribution Limit On Capital			General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital.	General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital.	General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital.
Accumulated statutory reserves			$ 1,443,485		$ 1,278,197	1,092,559
DPS compensation maximum				$ 500,000
Cash and cash equivalents			1,229,400		2,576,677
Restricted cash			7,980,907		6,025,718
Cash, cash equivalents and restricted cash			9,210,307		8,602,395	7,515,076	$ 8,143,153
Inventory Adjustments			126,911		119,775
Advance to suppliers			95,778,337		74,391,886
Advance to suppliers, aging within 60 days			35,461,014
Advance to suppliers, aging within 60-180 days			27,369,704
Advance to suppliers, aging within 180 days - 1 year			32,835,105
Advance to suppliers, aging over 1 year			112,514
Customer deposits			787,112		3,131,916
Customer deposits - related parties			$ 0		3,358,897
Lease term			50 years
Asset Impairment Charges			$ 0		$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
VAT rate		16.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
VAT rate	13.00%
Plant, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			0 years	0 years
Plant, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			0 years	0 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			0 years	0 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			0 years	0 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			0 years	0 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			0 years	0 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			0 years	0 years